BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Changes in Accounting Policies (Details) - COP ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of voluntary change in accounting policy [line items]
Impact of the adoption			$ (26,982)		$ (393,118)
Recognition of right-of-use
Right-of-use assets	$ 2,125,558
Retained earnings	10,289,073		8,598,319
Recognition of financial liabilities
Lease liabilities	5,778		7,347
Reconciliation of lease liability under IAS 17 and IFRS 16
Lease liabilities	$ 5,778		$ 7,347
IFRS 15
Disclosure of voluntary change in accounting policy [line items]
Impact of the adoption					391,281
IFRS 9
Disclosure of voluntary change in accounting policy [line items]
Impact of the adoption					$ (784,399)
Recognition of right-of-use
Retained earnings				$ (784,399)
IFRS 16
Recognition of right-of-use
Right-of-use assets		$ 2,217,380
Deferred tax liabilities		(636,017)
Total, Right of use asset		1,581,363
Retained earnings		(40,272)
Retained earnings // deferred tax for-right-of-use		13,290
Total, Retained earnings		(26,982)
Net effect		1,608,345
Recognition of financial liabilities
Lease liabilities		2,225,545
Provisions for dismantling for right-of-use		(32,107)
Deferred tax assets		(649,307)
Net effect		$ 1,608,345
Weighted average incremental borrowing rate		6.07%
Reconciliation of lease liability under IAS 17 and IFRS 16
Operating lease commitments at 31 December 2018 as disclosed under IAS 17 in the Group’s consolidated financial statements		$ 1,636,550
Discounted using the incremental borrowing rate		869,191
Add/(less): adjustments as a result of a different treatment of extension and termination options		1,275,475
Add/(less): adjustments relating to changes in the index or rate affecting variable payments		125,486
(Less): Recognition exemption for leases of low-value assets		(35,987)
(less): Recognition exemption for leases with less than 12 months of lease term at transition		(8,620)
Lease liabilities		$ 2,225,545